Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") (Tables)	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Years Ended December 31

(in thousands)	2025	2024

Basic weighted average number of shares outstanding	453,893	453,460

Effect of dilutive securities

Share purchase options	520	327

Restricted share units	272	332

Diluted weighted average number of shares outstanding	454,685	454,119